UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2014

Courtney R. Taylor

American Funds Corporate Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Corporate Bond FundSM Annual report for the year ended May 31, 2014

American Funds Corporate Bond Fund seeks to provide, over the long term, a high level of total return largely comprised of current income by investing primarily in investment-grade corporate debt securities.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Here are total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2014 (the most recent calendar quarter-end):

	Cumulative total return	Average annual total return
Class A shares	1 year	Lifetime (since 12/14/12)

Reflecting 3.75% maximum sales charge	4.72%	0.64%

The fund’s estimated gross expense ratio for Class A shares is 1.11% as of the prospectus dated August 29, 2014 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least August 31, 2015, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Investment results shown reflect the reimbursement, without which the results would have been lower. Refer to the fund’s most recent prospectus for details.

Although the fund has a plan of distribution, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Expenses shown assume fees for distribution services were charged on these assets. However, because fees for distribution services were not charged on these assets, actual fund expenses were lower and total return was higher. See the “Plan of distribution” section of the prospectus for information on the distribution service fees permitted to be charged by the fund.

The fund’s 30-day yield for Class A shares as of June 30, 2014, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.30%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Contents

1	Letter to investors
2	The value of a $10,000 investment
3	Investment portfolio
8	Financial statements
25	Board of trustees and other officers

Fellow investors:

We are pleased to present you with the annual report for American Funds Corporate Bond Fund. This report encapsulates the fund’s first full year of results.

For the 12-month period ended May 31, 2014, the fund gained 5.36%, with all dividends reinvested. By way of comparison, the Barclays U.S. Corporate Investment Grade Index (which is unmanaged and has no expenses) gained 4.68%, while the fund’s peer group, as measured by the Lipper Corporate Debt Funds BBB-Rated Average, gained 4.35%. The fund also outpaced the Lipper Corporate Debt Funds A-Rated Average, which gained 3.48%.

During this time the fund generated dividends totaling about 25 cents a share, providing investors who reinvested dividends with an income return of 2.61%.

As of the fiscal year-end, the fund’s corporate holdings, representing nearly 86% of the portfolio, were spread among a variety of sectors. Financial sector bonds made up 27.5% of the portfolio, followed by utilities at 12.6% and consumer discretionary at 11%. About 9% of the portfolio was invested in government securities, primarily U.S. Treasury notes. A complete list of fund holdings can be found beginning on page 3.

Roughly 81% of the fund consisted of U.S. securities, with the rest primarily invested in European and Canadian bonds. A small portion of the fund, less than 5%, was invested in bonds from emerging markets.

We thank you for making American Funds Corporate Bond Fund part of your portfolio and look forward to reporting to you again in six months.

Cordially,

Andrew F. Barth

President

July 16, 2014

Results at a glance

For the periods ended May 31, 2014, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	Lifetime (since 12/14/12)

American Funds Corporate Bond Fund (Class A shares)	5.36%	3.21%
Barclays U.S. Corporate Investment Grade Index*	4.68	2.78
Lipper Corporate Debt Funds BBB-Rated Average	4.35	2.90
Lipper Corporate Debt Funds A-Rated Average	3.48	1.95

*	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

American Funds Corporate Bond Fund	1

The value of a $10,000 investment

How a $10,000 investment has fared for the period December 14, 2012, to May 31, 2014, with all distributions reinvested.

Fund results shown reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Results of the Lipper Corporate Debt Funds BBB-Rated Average and the Lipper Corporate Debt Funds A-Rated Average do not reflect any sales charges.
[3]	The Barclays U.S. Corporate Investment Grade Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[4]	Includes reinvested dividends of $337 and reinvested capital gain distributions of $1.
[5]	For the period December 14, 2012 (when the fund began operations), through December 31, 2012.

Total returns based on a $1,000 investment (for the period ended May 31, 2014)*

	Cumulative total return	Average annual total return
	1 year	Lifetime (since 12/14/12)

Class A shares	1.44%	0.54%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least August 31, 2015, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Investment results shown reflect the reimbursement, without which the results would have been lower. Refer to the fund’s most recent prospectus for details.

Although the fund has plans of distribution for Class A shares, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Because fees for distribution services were not charged on these assets, total returns were higher. See the “Plans of distribution” section of the prospectus for information on the distribution service fees permitted to be charged by the fund.

2	American Funds Corporate Bond Fund

Investment portfolio May 31, 2014

Industry sector diversification	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	5.0%
Aaa/AAA	1.0
Aa/AA	12.7
A/A	29.4
Baa/BBB	46.4
Short-term securities & other assets less liabilities	5.5
*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 94.50%	Principal amount (000)	Value (000)	Percent of net assets
Corporate bonds & notes 85.71%
Financials 27.52%
Hospitality Properties Trust 5.125% 2015	$250	$252
Hospitality Properties Trust 6.70% 2018	400	453	1.90%
Hospitality Properties Trust 4.50% 2023	250	256
JPMorgan Chase & Co. 3.625% 2024	400	403
JPMorgan Chase & Co., Series-U, junior subordinated, perpetual, 6.125% (undated)[1]	475	481	1.75
Bank of America Corp. 4.00% 2024	750	768	1.52
Kimco Realty Corp. 5.70% 2017	650	728	1.44
BPCE SA group 5.70% 2023[2]	350	380
BPCE SA group 4.00% 2024	250	255	1.26
USAA Capital Corp 2.125% 2019[2]	600	606	1.20
Developers Diversified Realty Corp. 9.625% 2016	150	172
Developers Diversified Realty Corp. 7.50% 2017	200	232	1.18
Developers Diversified Realty Corp. 7.875% 2020	150	191
Goodman Funding Pty Ltd. 6.375% 2020[2]	500	586	1.16
Prologis, Inc. 4.25% 2023	500	526	1.04
Citigroup Inc. 3.875% 2023	300	305
Citigroup Inc. 5.30% 2044	200	205	1.01
Goldman Sachs Group, Inc. 4.00% 2024	500	509	1.01
Credit Suisse Group AG 2.30% 2019	500	502	.99
US Bancorp. 0.628% 2019[1]	500	502	.99
ERP Operating LP 4.75% 2020	425	476	.94
Essex Portfolio L.P. 3.875% 2024[2]	400	409	.81
Credit Agricole SA 2.50% 2019[2]	400	404	.80
BioMed Realty Trust, Inc. 2.625% 2019	395	398	.79
MetLife Global Funding I 1.30% 2017[2]	350	352	.70

American Funds Corporate Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Corporate bonds & notes (continued)
Financials (continued)
Intercontinentalexchange, Inc. 4.00% 2023	$300	$318	.63%
Wells Fargo & Co. 4.10% 2026	298	301	.60
Bank of New York Mellon Corp. 0.785% 2018[1]	275	277	.55
Nordea Bank AB 4.875% 2021[2]	250	270	.53
HSBC Holdings PLC 5.25% 2044	250	265	.52
Rabobank Nederland 4.625% 2023	250	264	.52
Piedmont Operating Partnership LP 4.45% 2024	250	257	.51
QBE Insurance Group Ltd. 2.40% 2018[2]	250	247	.49
UnumProvident Finance Co. PLC 6.85% 2015[2]	204	220	.44
UDR, Inc. 3.70% 2020	200	209	.41
Prudential Financial, Inc. 4.60% 2044	200	203	.40
CME Group Inc. 5.30% 2043	175	202	.40
Westfield Group 3.375% 2022[2]	150	155	.31
DCT Industrial Trust Inc. 4.50% 2023	125	129	.25
Corporate Office Properties LP 5.25% 2024	115	124	.24
Leucadia National Corp. 5.50% 2023	110	118	.23
		13,910	27.52

Utilities 12.62%
NV Energy, Inc 6.25% 2020	675	803
MidAmerican Energy Holdings Co. 5.15% 2043	175	196	1.98
Teco Finance, Inc. 5.15% 2020	750	848
Tampa Electric Co. 4.35% 2044	125	128	1.93
PSEG Power LLC 2.45% 2018	425	432
PSEG Power LLC 4.30% 2023	250	262	1.37
Entergy Corp. 4.70% 2017	250	271
Entergy Corp. 4.05% 2023	250	268	1.07
PG&E Corp. 2.40% 2019	150	152
Pacific Gas and Electric Co. 3.25% 2023	350	351	1.00
American Electric Power Co. 1.65% 2017	300	302
American Electric Power Co. 2.95% 2022	200	195	.98
Puget Sound Energy, Inc., First Lien, 6.50% 2020	95	114
Puget Sound Energy, Inc., First Lien, 6.00% 2021	145	172	.85
Puget Sound Energy, Inc., First Lien, 5.625% 2022	125	146
Duke Energy Corp. 0.608% 2017[1]	400	402	.80
CMS Energy Corp. 3.875% 2024	250	261
CMS Energy Corp. 4.875% 2044	125	133	.78
Xcel Energy Inc. 4.70% 2020	250	280	.55
FirstEnergy Transmission LLC 5.45% 2044[2]	250	253	.50
Commonwealth Edison Company 2.15% 2019	250	253	.50
Consolidated Edison Company of New York, Inc. 4.45% 2044	150	155	.31
		6,377	12.62

4	American Funds Corporate Bond Fund

	Principal amount (000)	Value (000)	Percent of net assets
Corporate bonds & notes (continued)
Consumer discretionary 10.97%
Dollar General Corp. 4.125% 2017	$500	$536
Dollar General Corp. 3.25% 2023	323	311	1.68%
Carnival Corp. 3.95% 2020	700	738	1.46
Thomson Reuters Corp. 1.30% 2017	350	351
Thomson Reuters Corp. 5.65% 2043	350	386	1.46
Viacom Inc. 5.85% 2043	400	459
Viacom Inc. 5.25% 2044	125	132	1.17
NBC Universal Enterprise, Inc. 5.25% (undated)[2]	475	501	.99
Volkswagen Group of America Finance, LLC 1.25% 2017[2]	500	501	.99
Walt Disney Co. 1.85% 2019	500	499	.99
Comcast Corp. 4.75% 2044	400	423	.84
Mattel, Inc. 2.35% 2019	350	353	.70
Ford Motor Credit Co. 2.375% 2019	350	352	.69
		5,542	10.97

Energy 10.21%
Transocean Inc. 2.50% 2017	500	512
Transocean Inc. 3.80% 2022	300	294	1.59
Kinder Morgan Energy Partners, LP 3.50% 2023	700	681
Kinder Morgan Energy Partners, LP 5.50% 2044	100	106	1.56
Enbridge Inc. 4.00% 2023	350	366
Enbridge Inc. 4.50% 2044	275	273	1.26
CNOOC Finance (2013) Ltd. 3.00% 2023	400	377
China National Offshore Oil Corp. Ltd. 4.25% 2024	200	207	1.16
Exxon Mobil Corp. 0.385% 2019[1]	500	501	.99
EnLink Midstream Partners, LP 2.70% 2019	100	102
EnLink Midstream Partners, LP 4.40% 2024	300	315	.83
Diamond Offshore Drilling, Inc. 4.875% 2043	300	303	.60
Petrobras Global Finance Co. 5.625% 2043	250	225	.44
Williams Partners LP 5.40% 2044	200	215	.42
Ecopetrol SA 5.875% 2045	200	207	.41
Canadian Natural Resources Ltd. 3.80% 2024	175	181	.36
TransCanada PipeLines Ltd. 3.75% 2023	175	181	.36
Petróleos Mexicanos 6.375% 2045[2]	100	115	.23
		5,161	10.21

Health care 9.27%
Pfizer Inc. 2.10% 2019	650	656
Pfizer Inc. 3.40% 2024	200	204	1.70
Cardinal Health, Inc. 1.90% 2017	750	764	1.51
Gilead Sciences, Inc. 4.80% 2044	500	529	1.05
Thermo Fisher Scientific Inc. 4.15% 2024	500	527	1.04
Amgen Inc. 2.20% 2019	500	501	.99
Celgene Corp 3.625% 2024	400	404	.80
Edwards Lifesciences Corp. 2.875% 2018	375	385	.76
McKesson Corp. 4.883% 2044	350	368	.73
AbbVie Inc. 2.90% 2022	250	246	.49
Dignity Health 3.125% 2022	105	99	.20
		4,683	9.27

American Funds Corporate Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Corporate bonds & notes (continued)
Consumer staples 4.77%
Altria Group, Inc. 2.85% 2022	$750	$725
Altria Group, Inc. 4.00% 2024	225	232	1.89%
Mondelez International, Inc. 4.00% 2024	400	414	.82
ConAgra Foods, Inc. 3.20% 2023	350	342	.68
WM. Wrigley Jr. Co. 2.90% 2019[2]	250	258	.51
Wal-Mart Stores, Inc. 4.30% 2044	230	234	.46
Philip Morris International Inc. 3.60% 2023	200	206	.41
		2,411	4.77

Information technology 3.81%
Xerox Corp. 2.95% 2017	300	314
Xerox Corp. 2.80% 2020	300	301	1.22
International Business Machines Corp. 3.375% 2023	475	483	.95
Avago Technologies Ltd., Term Loan B, 3.75% 2021[1,3,4]	375	377	.75
Apple Inc. 0.523% 2019[1]	325	326	.64
Seagate Technology LLC 4.75% 2025[2]	125	125	.25
		1,926	3.81

Telecommunication services 3.72%
Verizon Communications Inc. 6.55% 2043	1,000	1,272	2.52
Orange SA 2.75% 2019	350	359
Orange SA 5.50% 2044	225	248	1.20
		1,879	3.72

Materials 1.48%
Glencore Xstrata LLC 4.125% 2023[2]	300	297
Glencore Xstrata LLC 4.625% 2024[2]	275	279	1.14
Teck Resources Ltd. 5.40% 2043	175	173	.34
		749	1.48

Industrials 1.34%
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	119	129
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	144	165	.58
General Electric Co. 4.50% 2044	250	262	.52
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	105	123	.24
		679	1.34

Total corporate bonds & notes		43,317	85.71

U.S. Treasury bonds & notes 4.95%
U.S. Treasury 0.625% 2016[5]	2,500	2,504	4.95

Bonds & notes of governments outside the U.S. 1.97%
Bermuda Government 4.854% 2024[2]	950	994	1.97

Municipals 1.87%
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	750	762	1.51
State of Georgia, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds (Build America Bonds), Series 2010-A, 6.637% 2057[3]	150	181	.36
		943	1.87

Total bonds, notes & other debt instruments (cost: $46,319,000)		47,758	94.50

6	American Funds Corporate Bond Fund

	Principal amount (000)	Value (000)	Percent of net assets
Short-term securities 6.33%
General Electric Co. 0.06% due 6/2/2014	$1,500	$1,500	2.97%
Chevron Corp. 0.05% due 6/13/2014[2]	700	700	1.38
IBM Corp. 0.07% due 6/24/2014[2]	500	500	.99
Federal Home Loan Bank 0.063% due 8/29/2014	500	500	.99

Total short-term securities (cost: $3,200,000)		3,200	6.33
Total investment securities (cost: $49,519,000)		50,958	100.83
Other assets less liabilities		(421)	(.83)

Net assets		$50,537	100.00%

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $6,750,000 over the prior two-month period.

Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 5/31/2014 (000)
Receive	3-month USD-LIBOR	2.7945%	4/10/2024	$4,500	$(95)
Pay	3-month USD-LIBOR	3.527	4/10/2044	2,250	100
					$5

[1]	Coupon rate may change periodically.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,152,000, which represented 16.13% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $377,000, which represented .75% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $112,000, which represented .22% of the net assets of the fund.

See Notes to Financial Statements

American Funds Corporate Bond Fund	7

Financial statements

Statement of assets and liabilities
at May 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value (cost: $49,519)			$50,958
Cash			127
Receivables for:
Sales of investments	$696
Dividends and interest	339		1,035
			52,120
Liabilities:
Payables for:
Purchases of investments	1,447
Dividends on fund’s shares	98
Investment advisory services	20
Services provided by related parties	1
Trustees’ deferred compensation	—	*
Variation margin on interest rate swaps	11
Other	6		1,583
Net assets at May 31, 2014			$50,537

Net assets consist of:
Capital paid in on shares of beneficial interest			$50,000
Undistributed net investment income			11
Accumulated net realized loss			(918)
Net unrealized appreciation			1,444
Net assets at May 31, 2014			$50,537

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,000 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$50,537	5,000	$10.11

*Amount less than one thousand.

See Notes to Financial Statements

8	American Funds Corporate Bond Fund

Statement of operations
for the year ended May 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest	$1,526
Dividends	19		$1,545
Fees and expenses*:
Investment advisory services	224
Transfer agent services	—	†
Administrative services	5
Reports to shareholders	9
Registration statement and prospectus	17
Trustees’ compensation	—	†
Auditing and legal	67
Custodian	—	†
Other	12
Total fees and expenses before reimbursement	334
Less reimbursement of fees and expenses	76
Total fees and expenses after reimbursement			258
Net investment income			1,287

Net realized loss and unrealized appreciation on investments and swap agreements:
Net realized loss on:
Investments	(921)
Swap agreements	(6)		(927)
Net unrealized appreciation on:
Investments	2,202
Swap agreements	5		2,207
Net realized loss and unrealized appreciation on investments and swap agreements			1,280

Net increase in net assets resulting from operations			$2,567

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Corporate Bond Fund	9

Statements of changes in net assets

(dollars in thousands)

	Year ended	For the period
	May 31,	December 14, 2012*
	2014	to May 31, 2013

Operations:
Net investment income	$1,287	$454
Net realized (loss) gain on investments	(927)	5
Net unrealized appreciation (depreciation) on investments	2,207	(763)
Net increase (decrease) in net assets resulting from operations	2,567	(304)

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(1,270)	(451)
Distributions from net realized gain on investments	(5)	—
Total dividends and distributions paid or accrued to shareholders	(1,275)	(451)

Net capital share transactions	—	50,000

Total increase in net assets	1,292	49,245

Net assets:
Beginning of period	49,245	—
End of period (including undistributed net investment income: $11 and $3, respectively)	$50,537	$49,245

*Commencement of operations.

See Notes to Financial Statements

10	American Funds Corporate Bond Fund

Notes to financial statements

1. Organization

American Funds Corporate Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide, over the long term, a high level of total return largely comprised of current income by investing primarily in investment-grade corporate debt securities.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

American Funds Corporate Bond Fund	11

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving

12	American Funds Corporate Bond Fund

issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2014, all of the fund’s investments were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The values of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiative.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

American Funds Corporate Bond Fund	13

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Interest rate swaps — The fund has entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

14	American Funds Corporate Bond Fund

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps as of May 31, 2014 (dollars in thousands):

	Asset		Liability
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Interest rate swaps	Variation margin on interest rate swaps	$—	Variation margin on interest rate swaps	$11

	Net realized loss		Net unrealized appreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Interest rate swaps	Net realized loss on interest rate swaps	$(6)	Net unrealized appreciation on interest rate swaps	$5

Collateral — The fund has entered into a collateral program due to its use of interest rate swaps. The program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the fund commenced operations.

Non-U.S. taxation — Dividend and interest income is recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended May 31, 2014, the fund reclassified $9,000 from undistributed net investment income to accumulated net realized loss to align financial reporting with tax reporting.

As of May 31, 2014, the tax-basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$98
Capital loss carryforward	(915)
Gross unrealized appreciation on investment securities	1,499
Gross unrealized depreciation on investment securities	(63)
Net unrealized appreciation on investment securities	1,436
Cost of investment securities	49,522

American Funds Corporate Bond Fund	15

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Year ended May 31, 2014	For the period December 14, 2012* to May 31, 2013
Class A	$1,275	$451
Total	$1,275	$451

*Commencement of operations.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.460% of average daily net assets. For the year ended May 31, 2014, the investment advisory services fee was $224,000.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the year ended May 31, 2014, total fees and expenses reimbursed by CRMC were $76,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

16	American Funds Corporate Bond Fund

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. During the period June 1, 2013, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the year ended May 31, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services	529 plan services
Class A	$—	$—	*	$5	Not applicable
Total class-specific expenses	$—	$—	*	$5	Not applicable

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

American Funds Corporate Bond Fund	17

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of dividends		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended May 31, 2014
Class A	$—	—	$—	—	$—	—	$—	—
Total	$—	—	$—	—	$—	—	$—	—

For the period December 14, 2012* to May 31, 2013
Class A	$50,000	5,000	$—	—	$—	—	$50,000	5,000
Total net increase	$50,000	5,000	$—	—	$—	—	$50,000	5,000

*Commencement of operations.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $78,643,000 and $82,426,000, respectively, during the year ended May 31, 2014.

10. Ownership concentration

At May 31, 2014, CRMC held 100% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund when it began operations on December 14, 2012.

18	American Funds Corporate Bond Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursement[4]	Ratio of expenses to average net assets after reimbursement[3,4]	Ratio of net income to average net assets[3]
Class A:
Year ended 5/31/2014	$9.85	$.26	$.25	$.51	$(.25)	$—	[5]	$(.25)	$10.11	5.36%	$50,537.69%		.53%	2.65%
Period from 12/14/2012 to 5/31/2013[6,7]	10.00	.09	(.15)	(.06)	(.09)	—		(.09)	9.85	(.60)	49,245.33		.24	.91

	Year ended	For the period
	May 31, 2014	12/14/2012 to 5/31/2013[6,7]
Portfolio turnover rate for all share classes	178%	65%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of a reimbursement from CRMC. During the periods shown, CRMC reimbursed other fees and expenses.
[4]	Although the fund has a plan of distribution, fees for distribution services are not paid by the fund on amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Amount less than $.01.
[6]	For the period December 14, 2012, commencement of operations, through May 31, 2013.
[7]	Based on operations for the period shown and, accordingly, is not representative of a full year.

See Notes to Financial Statements

American Funds Corporate Bond Fund	19

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Corporate Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Corporate Bond Fund (the “Fund”) at May 31, 2014, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period December 14, 2012 (commencement of operations) through May 31, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
July 16, 2014

20	American Funds Corporate Bond Fund

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended May 31, 2014:

Qualified dividend income	$55,000
Corporate dividends received deduction	$55,000
U.S. government income that may be exempt from state taxation	$1,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2015, to determine the calendar year amounts to be included on their 2014 tax returns. Shareholders should consult their tax advisors.

American Funds Corporate Bond Fund	21

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2013, through May 31, 2014).

Actual expenses:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 12/1/2013	Ending account value 5/31/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,056.40	$2.72	.53%
Class A — assumed 5% return	1,000.00	1,022.29	2.67	.53

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

22	American Funds Corporate Bond Fund

Approval of Investment Advisory and Service Agreement

The American Funds Corporate Bond Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2015. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing, over the long term, a high level of total return largely comprised of current income. They compared the fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Corporate Debt Funds BBB-Rated Average and the Barclays U.S. Corporate Investment Grade Index. They noted that for the fund’s short history its investment results were above the results of the Barclays index for the since inception period but were below the Lipper average for that period. They also noted the overall higher quality nature of the fund’s portfolio compared with other funds in the Lipper category. The board and the committee concluded that the fund’s investment results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expense levels of the fund. They noted that the fund’s advisory fees were at the median level of other investment-grade corporate bond funds when it commenced operation. They also noted the limited usefulness of comparative expense data because the fund was not yet available for purchase by the public. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Corporate Bond Fund	23

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

24	American Funds Corporate Bond Fund

Board of trustees and other officers

“Independent” trustees1

Name and age	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 68	2012	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	70	None
James G. Ellis, 67	2012	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	70	Quiksilver, Inc.
Leonard R. Fuller, 68	2012	President and CEO, Fuller Consulting (financial management consulting firm)	70	None
R. Clark Hooper, 68 Chairman of the Board (Independent and Non-Executive)	2012	Private investor	72	The Swiss Helvetia Fund, Inc.
Merit E. Janow, 56	2012	Dean and Professor, Columbia University, School of International and Public Affairs	69	The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, Ph.D., 59	2012	Clinical Professor and Director, Accounting Program, University of Redlands	66	None
Frank M. Sanchez, 70	2012	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	66	None
Margaret Spellings, 56	2012	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	70	None
Steadman Upham, Ph.D., 65	2012	President and University Professor, The University of Tulsa	69	None

We are saddened by the loss of W. Scott Hedrick who passed away on November 3, 2013. Mr. Hedrick served as an independent board member on the boards of various American Funds since 2007. His wise counsel and friendship will be missed.

“Interested” trustee4,5

Name, age and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
John H. Smet, 57 Vice Chairman of the Board	2012	Senior Vice President — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	20	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 26 for footnotes.

American Funds Corporate Bond Fund	25

Other officers5

Name, age and position with fund	Year first Elected An officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Andrew F. Barth, 53 President	2012	Senior Vice President — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] Director, Capital Group International, Inc.;[6] Chairman of the Board, Capital Guardian Trust Company;[6] Senior Vice President — Capital Fixed Income Investors, Capital Guardian Trust Company[6]
Kristine M. Nishiyama, 44 Senior Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[6]
Courtney R. Taylor, 39 Secretary	2012	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 46 Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Steven I. Koszalka, 50 Assistant Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 42 Assistant Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 62 Assistant Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term “interested” trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

26	American Funds Corporate Bond Fund

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Corporate Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Corporate Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds Corporate Bond Fund	27

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

Lit. No. MFGEARX-032-0714O   CT/10275-S41526

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2013	$35,000
2014	$53,000

b) Audit-Related Fees:
2013	None
2014	None

c) Tax Fees:
2013	$3,000
2014	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2013	None
2014	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2013	None
2014	None

c) Tax Fees:
2013	$11,000
2014	$27,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2013	$2,000
2014	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $15,000 for fiscal year 2013 and $36,000 for fiscal year 2014. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By /s/ Andrew F. Barth
Andrew F. Barth, President and Principal Executive Officer

Date: July 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Andrew F. Barth
Andrew F. Barth, President and Principal Executive Officer

Date: July 31, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 31, 2014